Investment in a Joint Venture (Tables)	12 Months Ended
Dec. 31, 2025
Investment in a Joint Venture [Abstract]
Schedule of Investment in a Joint Venture
	As of December 31, 2024		As of December 31, 2025
	HKD	Equity interest	HKD	US$	Equity interest
Lineowa Fashion and Life Style L.L.C	—	—	318,134	40,874	50.0%

The following table presents the assumptions used for the investment in a joint venture for the year ended December 31, 2025:

Weighted average cost of capital	14.17%

Schedule of Financial Information Joint Venture

The following table illustrates the summarized financial information of the Company’s joint venture as of December 31, 2025 (and not the Company’s share of those amounts), adjusted for difference in accounting policies between the Company and the joint venture, if any.

	As of December 31, 2025
	HKD	USD
Current assets	3,901,815	501,306
Non-current assets	4,522,800	581,090
Current liabilities	(3,842,472)	(493,682)
Non-current liabilities	(2,708,593)	(348,001)
Net assets of the joint venture	1,873,550	240,713

Revenue	6,881,692	884,161
Profit for the year	1,237,730	159,024